Statements of comprehensive (Loss) Income (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Income Statements, Captions [Line Items]
Share-based compensation expenses	$ 2,925	$ 1,126	$ 1,035
Parent Company
Condensed Income Statements, Captions [Line Items]
Share-based compensation expenses	$ 3,320	$ 1,424	$ 1,223